--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      DFA International Value Portfolio IV

                                 Annual Report

                          Year Ended November 30, 1999

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................         1
    Statement of Assets and Liabilities.....................         2
    Statement of Operations.................................         3
    Statements of Changes in Net Assets.....................         4
    Financial Highlights....................................         5
    Notes to Financial Statements...........................       6-7
    Report of Independent Accountants.......................         8

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL
 VALUE SERIES
    Performance Chart.......................................         9
    Schedule of Investments.................................     10-16
    Statement of Assets and Liabilities.....................        17
    Statement of Operations.................................        18
    Statements of Changes in Net Assets.....................        19
    Financial Highlights....................................        20
    Notes to Financial Statements...........................     21-23
    Report of Independent Accountants.......................        24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
MSCI EAFE INDEX (NET DIVIDENDS)
SEPTEMBER 1997-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   DFA INTERNATIONAL VALUE PORTFOLIO IV  MSCI EAFE INDEX (NET DIVIDENDS)
                                                $10,000                          $10,000
Sep-97                                          $10,375                          $10,560
Oct-97                                           $9,833                           $9,749
Nov-97                                           $9,427                           $9,650
Dec-97                                           $9,383                           $9,734
Jan-98                                           $9,953                          $10,178
Feb-98                                          $10,606                          $10,832
Mar-98                                          $11,082                          $11,165
Apr-98                                          $11,124                          $11,254
May-98                                          $11,229                          $11,198
Jun-98                                          $11,124                          $11,284
Jul-98                                          $11,251                          $11,398
Aug-98                                           $9,784                           $9,985
Sep-98                                           $9,256                           $9,680
Oct-98                                          $10,174                          $10,688
Nov-98                                          $10,628                          $11,236
Dec-98                                          $10,842                          $11,680
Jan-99                                          $10,626                          $11,644
Feb-99                                          $10,356                          $11,367
Mar-99                                          $11,003                          $11,841
Apr-99                                          $11,661                          $12,321
May-99                                          $11,068                          $11,686
Jun-99                                          $11,564                          $12,142
Jul-99                                          $11,985                          $12,503
Aug-99                                          $12,114                          $12,549
Sep-99                                          $12,158                          $12,676
Oct-99                                          $12,104                          $13,145
Nov-99                                          $12,072                          $13,601

         ANNUALIZED               ONE          FROM
         TOTAL RETURN (%)         YEAR    SEPTEMBER 1997
         -----------------------------------------------
                                 13.58         8.73

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (9,199,083 Shares, Cost $110,804
  )++ at Value..............................................  $   121,244
Receivable from Sponsor.....................................           39
Receivable for Fund Shares Sold.............................        1,477
Prepaid Expenses and Other Assets...........................           26
                                                              -----------
    Total Assets............................................      122,786
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................        1,477
Accrued Expenses and Other Liabilities......................           33
                                                              -----------
    Total Liabilities.......................................        1,510
                                                              -----------

NET ASSETS..................................................  $   121,276
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   10,838,316
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.19
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   110,313
Undistributed Net Investment Income.........................        2,232
Accumulated Net Realized Loss...............................       (1,709)
Unrealized Appreciation of Investment Securities............       10,440
                                                              -----------
    Total Net Assets........................................  $   121,276
                                                              ===========

-----------------------------------------------------------------
 ++  The cost for federal income tax purposes is $112,845.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $ 2,723
                                                                     -------

EXPENSES
  Administrative Services...................................              80
  Accounting & Transfer Agent Fees..........................              13
  Legal Fees................................................               5
  Audit Fees................................................               1
  Filing Fees...............................................              13
  Shareholders' Reports.....................................              13
  Directors' Fees and Expenses..............................               2
  Other.....................................................               9
                                                                     -------
      Total Expenses........................................             136
                                                                     -------
  NET INVESTMENT INCOME.....................................           2,587
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................             218
  Net Realized Loss on Investment Securities................             (91)
  Change in Unrealized Appreciation of Investment
    Securities..............................................          10,814
                                                                     -------
  NET GAIN ON INVESTMENT SECURITIES.........................          10,941
                                                                     -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $13,528
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO IV

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       1999            1998
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $  2,587        $  2,246
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................              218             259
  Net Realized Loss on Investment Securities................              (91)         (1,537)
  Change in Unrealized Appreciation of Investment
    Securities..............................................           10,814          10,672
                                                                     --------        --------
      Net Increase in Net Assets Resulting from
        Operations..........................................           13,528          11,640
                                                                     --------        --------

Distributions From:
  Net Investment Income.....................................           (2,113)         (1,342)
  Net Realized Gains........................................               --              --
                                                                     --------        --------
      Total Distributions...................................           (2,113)         (1,342)
                                                                     --------        --------
Capital Share Transactions (1):
  Shares Issued.............................................           28,755          15,403
  Shares Issued in Lieu of Cash Distributions...............            2,113           1,342
  Shares Redeemed...........................................          (20,224)        (26,324)
                                                                     --------        --------
      Net Increase (Decrease) From Capital Share
        Transactions........................................           10,644          (9,579)
                                                                     --------        --------
Capital Contribution from Sponsor...........................              453             475
                                                                     --------        --------
      Total Increase........................................           22,512           1,194
NET ASSETS
  Beginning of Period.......................................           98,764          97,570
                                                                     --------        --------
  End of Period.............................................         $121,276        $ 98,764
                                                                     ========        ========

(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................            2,728           1,591
  Shares Issued in Lieu of Cash Distributions...............              215             154
  Shares Redeemed...........................................           (1,913)         (2,717)
                                                                     --------        --------
                                                                        1,030            (972)
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO IV

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                     YEAR            YEAR
                                                                     ENDED           ENDED          AUGUST 15,
                                                                   NOV. 30,        NOV. 30,        TO NOV. 30,
                                                                     1999            1998              1997
                                                                   ---------       ---------       ------------
Net Asset Value, Beginning of Period........................       $  10.07         $  9.05          $ 10.00
                                                                   --------         -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................           0.30            0.23             0.08
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................           1.04            0.92            (1.03)
                                                                   --------         -------          -------
    Total from Investment Operations........................           1.34            1.15            (0.95)
                                                                   --------         -------          -------
LESS DISTRIBUTIONS
  Net Investment Income.....................................          (0.22)          (0.13)              --
  Net Realized Gains........................................             --              --               --
                                                                   --------         -------          -------
    Total Distributions.....................................          (0.22)          (0.13)              --
                                                                   --------         -------          -------
Net Asset Value, End of Period..............................       $  11.19         $ 10.07          $  9.05
                                                                   ========         =======          =======
Total Return................................................          13.58%          12.74%           (9.50)%#

Net Assets, End of Period (thousands).......................       $121,276         $98,764          $97,570
Ratio of Expenses to Average Net Assets (1).................           0.41%(a)        0.44%(a)         0.47%*(a)
Ratio of Net Investment Income to Average Net Assets........           2.32%(a)        2.09%(a)         2.65%*(a)
Portfolio Turnover Rate.....................................            N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series...............           5.80%          15.41%           22.55%*(b)

-----------------------------------------------------------------
  *  Annualized
  #  Non-Annualized
(1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a)  The plan's sponsor has voluntarily contributed to the
     portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the portfolio relating to the plan's investment.
(b)  Calculated for the year ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently consists of fifteen portfolios, of which The DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 1999, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distribution from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of the first $40 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as an addition to paid-in capital.

D. INVESTMENTS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................         $ 8,399
Gross Unrealized Depreciation...........................              --
                                                                 -------
  Net...................................................         $ 8,399
                                                                 =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1999.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio IV (constituting a portfolio within the Dimensional Investment Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center

Philadelphia, Pennsylvania

January 14, 2000

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
                                          $10,000                          $10,000
Mar-94                                     $9,733                           $9,569
Apr-94                                    $10,060                           $9,975
May-94                                    $10,119                           $9,918
Jun-94                                    $10,239                          $10,058
Jul-94                                    $10,438                          $10,155
Aug-94                                    $10,598                          $10,396
Sep-94                                    $10,228                          $10,068
Oct-94                                    $10,658                          $10,404
Nov-94                                    $10,099                           $9,903
Dec-94                                    $10,159                           $9,966
Jan-95                                     $9,757                           $9,583
Feb-95                                     $9,736                           $9,556
Mar-95                                    $10,312                          $10,152
Apr-95                                    $10,633                          $10,533
May-95                                    $10,573                          $10,408
Jun-95                                    $10,463                          $10,225
Jul-95                                    $11,052                          $10,862
Aug-95                                    $10,676                          $10,448
Sep-95                                    $10,740                          $10,652
Oct-95                                    $10,536                          $10,365
Nov-95                                    $10,826                          $10,653
Dec-95                                    $11,351                          $11,083
Jan-96                                    $11,464                          $11,128
Feb-96                                    $11,537                          $11,166
Mar-96                                    $11,698                          $11,404
Apr-96                                    $12,154                          $11,736
May-96                                    $12,040                          $11,520
Jun-96                                    $12,083                          $11,584
Jul-96                                    $11,760                          $11,246
Aug-96                                    $11,811                          $11,271
Sep-96                                    $12,019                          $11,570
Oct-96                                    $11,904                          $11,452
Nov-96                                    $12,434                          $11,908
Dec-96                                    $12,271                          $11,755
Jan-97                                    $11,861                          $11,343
Feb-97                                    $11,969                          $11,529
Mar-97                                    $12,013                          $11,571
Apr-97                                    $11,948                          $11,632
May-97                                    $12,855                          $12,389
Jun-97                                    $13,413                          $13,072
Jul-97                                    $13,598                          $13,284
Aug-97                                    $12,706                          $12,291
Sep-97                                    $13,174                          $12,980
Oct-97                                    $12,483                          $11,983
Nov-97                                    $11,955                          $11,861
Dec-97                                    $11,907                          $11,964
Jan-98                                    $12,627                          $12,511
Feb-98                                    $13,456                          $13,314
Mar-98                                    $14,051                          $13,724
Apr-98                                    $14,095                          $13,832
May-98                                    $14,227                          $13,764
Jun-98                                    $14,089                          $13,869
Jul-98                                    $14,245                          $14,009
Aug-98                                    $12,382                          $12,273
Sep-98                                    $11,716                          $11,898
Oct-98                                    $12,883                          $13,138
Nov-98                                    $13,448                          $13,810
Dec-98                                    $13,711                          $14,356
Jan-99                                    $13,439                          $14,313
Feb-99                                    $13,099                          $13,972
Mar-99                                    $13,906                          $14,555
Apr-99                                    $14,732                          $15,144
May-99                                    $13,985                          $14,364
Jun-99                                    $14,616                          $14,924
Jul-99                                    $15,144                          $15,368
Aug-99                                    $15,292                          $15,425
Sep-99                                    $15,347                          $15,580
Oct-99                                    $15,278                          $16,157
Nov-99                                    $15,231                          $16,717

         ANNUALIZED               ONE       FIVE       FROM
         TOTAL RETURN (%)         YEAR     YEARS    MARCH 1994
         -----------------------------------------------------
                                 13.25      8.56       7.59

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE SERIES' RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES          VALUE+
                                                               ------          ------
JAPAN -- (28.2%)
COMMON STOCKS -- (28.2%)
 Aichi Bank, Ltd.......................................       10,500   $      813,818
 Aisin Seiki Co., Ltd..................................      137,000        2,083,456
 Amada Co., Ltd........................................      376,000        2,134,168
 Amano Corp............................................      115,000          804,668
 #Aomori Bank, Ltd.....................................      170,000          707,051
 Aoyama Trading Co., Ltd...............................       41,100          977,374
 Asahi Glass Co., Ltd..................................      140,000        1,124,822
 *Ashikaga Bank, Ltd...................................      808,000        1,739,589
 Awa Bank, Ltd.........................................      196,600        1,010,079
 Bank of Ikeda, Ltd....................................       13,000          720,066
 Bank of Iwate, Ltd....................................       18,590          827,758
 *Bank of Kinki, Ltd...................................      225,000          616,529
 #Bank of Kyoto, Ltd...................................      347,400        2,039,829
 Bank of Nagoya, Ltd...................................      185,000        1,140,578
 #Bank of Saga, Ltd....................................      215,000          786,906
 Bank of Yokohama, Ltd.................................      978,000        4,431,314
 #Best Denki Co., Ltd..................................      153,000        1,497,284
 Canon Sales Co., Inc..................................      124,900        1,711,210
 Casio Computer Co., Ltd...............................       60,000          408,670
 #Chiba Bank, Ltd......................................      941,000        5,037,206
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,443,047
 Chudenko Corp.........................................       84,460        1,472,894
 #Chugoku Bank, Ltd....................................      199,000        2,243,460
 Citizen Watch Co., Ltd................................      317,000        1,941,987
 Cosmo Oil Co., Ltd....................................      764,000        1,196,261
 Dai Nippon Pharmaceutical Co., Ltd....................      203,000        1,358,829
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        2,262,298
 Daicel Chemical Industries, Ltd.......................      485,000        1,433,380
 Daio Paper Corp.......................................        3,000           23,017
 Daisan Bank, Ltd......................................       68,000          299,457
 Daishi Bank, Ltd......................................      355,000        1,396,584
 Daito Trust Construction Co., Ltd.....................      180,784        2,282,246
 Daiwa Bank, Ltd.......................................      500,000        1,688,114
 Daiwa House Industry Co., Ltd.........................      663,000        5,969,172
 Daiwa Kosho Lease Co., Ltd............................      193,000          746,049
 *#Daiwa Securities Co., Ltd...........................    1,693,000       24,156,121
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          993,247
 Ehime Bank, Ltd.......................................      143,000          629,740
 #Eighteenth Bank, Ltd.................................      226,000          875,823
 Ezaki Glico Co., Ltd..................................      174,600          837,246
 Fuji Photo Film Co., Ltd..............................      355,000       14,417,474
 Fukui Bank, Ltd.......................................      343,000          899,584
 #Fukuoka City Bank, Ltd...............................      264,532        1,255,546
 #Fukuyama Transporting Co., Ltd.......................      266,000        1,900,278
 Futaba Corp...........................................       16,000          613,789
 Futaba Industrial Co., Ltd............................       85,000          986,544
 Hanshin Electric Railway Co., Ltd.....................      141,000          420,854
 Higo Bank, Ltd........................................      308,000        1,350,335
 *Hino Motors, Ltd.....................................      398,000        1,265,841
 Hiroshima Bank, Ltd...................................      593,000        2,303,870
 Hitachi Construction Machinery Co., Ltd...............       64,000          328,815
 #Hitachi Maxell, Ltd..................................       96,000        2,574,154
 Hitachi Metals, Ltd...................................      360,000        1,655,820
                                                               SHARES          VALUE+
                                                               ------          ------
 #Hitachi Transport System, Ltd........................      138,000   $      767,079
 Hitachi, Ltd..........................................    3,717,000       51,289,020
 #Hokuetsu Bank........................................      275,330          811,022
 #Hokuetsu Paper Mills, Ltd............................      162,000        1,255,605
 *Hokuriku Bank, Ltd...................................      891,000        2,101,394
 House Foods Corp......................................      115,000        1,632,969
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,232,118
 #Hyakujishi Bank, Ltd.................................      314,000        2,021,940
 Inax Corp.............................................      309,000        1,829,475
 *Itochu Corp..........................................    1,000,000        5,949,991
 Itoham Foods, Inc.....................................      284,000        1,270,127
 Japan Pulp and Paper Co., Ltd.........................       27,000           87,195
 Joyo Bank, Ltd........................................       45,000          207,418
 Juroku Bank, Ltd......................................      349,000        1,591,564
 KDD Corporation.......................................       14,500        2,000,782
 Kagoshima Bank, Ltd...................................      266,000        1,174,008
 Kajima Corp...........................................      826,000        2,780,681
 Kamigumi Co., Ltd.....................................      357,000        1,519,743
 Kandenko Co., Ltd.....................................      266,000        1,400,479
 Kansai Paint Co., Ltd., Osaka.........................      108,000          271,625
 Katokichi Co., Ltd....................................       72,000        1,807,310
 *Kikkoman Corp........................................      256,000        1,969,134
 Kinden Corp...........................................       67,000          538,308
 Kissei Pharmaceutical Co., Ltd........................       40,000          670,157
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          136,077
 *Kobe Steel, Ltd......................................    2,632,000        2,009,061
 Koito Manufacturing Co., Ltd..........................      146,000          685,815
 Kokusai Securities Co., Ltd...........................      100,000        1,590,253
 Komatsu, Ltd..........................................    1,279,000        7,196,994
 #Komori Corp..........................................       74,000        1,451,974
 Konica Corp...........................................       71,000          284,875
 Koyo Seiko Co.........................................      198,000        1,937,662
 Kureha Chemical Industry Co., Ltd.....................      263,000          710,358
 Lion Corp.............................................      320,000        1,227,577
 Makita Corp...........................................      209,000        1,902,138
 *Marubeni Corp........................................    1,942,000        7,544,882
 Maruichi Steel Tube, Ltd..............................      117,000        1,488,476
 #Matsushita Electric Industrial Co., Ltd..............    1,933,000       48,899,580
 #Matsushita Electric Works, Ltd.......................      190,000        1,831,482
 Michinoku Bank, Ltd...................................      187,000        1,125,458
 Mitsubishi Chemical Corp..............................      400,000        1,651,905
 Mitsubishi Electric Corp..............................    1,000,000        5,930,419
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,254,900
 *Mitsubishi Materials Corp............................      975,000        2,099,133
 *#Mitsubishi Motors Corp..............................      866,000        4,017,066
 Mitsui Chemicals, Inc.................................          800            6,545
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          611,440
 Mitsui Trust & Banking Co., Ltd.......................    1,030,000        3,175,123
 #Mori Seiki Co., Ltd..................................      121,000        1,657,777
 Musashino Bank, Ltd...................................       26,000        1,208,592
 *NKK Corp.............................................    2,612,000        2,070,479
 NTN Corp..............................................      398,000        1,382,688
 Nanto Bank, Ltd.......................................      288,000        2,260,370
 *National House Industrial Co., Ltd...................       95,000          669,374
 Nichicon Corp.........................................       54,000        1,194,304
 Nichirei Corp.........................................      366,000        1,020,795
 Nifco, Inc............................................       45,000          543,866

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Nikko Securities Co., Ltd.............................      800,000   $    9,942,748
 *Nippon Credit Bank, Ltd..............................    1,683,000                0
 Nippon Mitsubishi Oil Company.........................    1,598,000        7,052,873
 Nippon Sanso Corp.....................................      367,000        1,149,288
 Nippon Sheet Glass Co., Ltd...........................      200,000        1,158,682
 Nippon Shokubai Co., Ltd..............................      163,000          749,718
 #Nishimatsu Construction Co., Ltd.....................      359,000        1,612,575
 #Nishi-Nippon Bank, Ltd...............................       23,540          100,900
 Nissei Sangyo Co., Ltd................................      110,050        1,626,222
 Nisshin Flour Milling Co., Ltd........................       96,000          702,725
 Nisshin Steel Co., Ltd................................    1,318,000        1,354,308
 *Nisshinbo Industries, Inc............................      305,000        1,540,147
 *Nissho Iwai Corp.....................................      544,000          489,778
 Obayashi Corp.........................................      520,000        2,666,535
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          244,654
 Oita Bank, Ltd........................................      145,000          737,877
 Oji Paper Co., Ltd....................................      275,000        1,762,734
 *Oki Electric Industry Co., Ltd.......................      400,000        2,372,167
 Okumura Corp..........................................      322,000        1,087,146
 Pioneer Electronic....................................      182,000        4,051,963
 *#Q.P. Corp...........................................      168,000        1,175,515
 #Ryosan Co., Ltd......................................       53,000        1,296,667
 Sakura Bank, Ltd......................................      816,000        6,029,063
 San In Godo Bank, Ltd.................................      222,000        1,640,260
 Sanyo Electric........................................    2,565,000       10,166,117
 Seino Transportation Co., Ltd.........................      197,000        1,185,643
 Sekisui Chemical Co., Ltd.............................      557,000        2,643,685
 #Sekisui House, Ltd...................................      938,000        9,087,633
 Sharp Corp. Osaka.....................................      200,000        4,080,833
 #Shiga Bank, Ltd......................................      272,000        1,330,919
 Shimachu Co., Ltd.....................................       20,200          286,637
 Shimadzu Corp.........................................      181,000          743,945
 Shimizu Corp..........................................      997,000        3,375,857
 Shinwa Bank, Ltd......................................       50,000          144,835
 Shionogi & Co., Ltd...................................      455,000        5,387,775
 Showa Shell Sekiyu KK.................................       75,000          427,900
 Snow Brand Milk Products Co., Ltd.....................      419,000        1,701,668
 #Stanley Electric Co., Ltd............................      246,000        1,379,439
 Sumitomo Corp.........................................      918,000        8,938,785
 Sumitomo Forestry Co., Ltd............................      136,000          971,571
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000        1,420,345
 *Sumitomo Metal Mining Co., Ltd.......................      313,000          713,696
 #Sumitomo Realty & Development Co., Ltd...............      488,000        1,814,747
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          180,026
 TEC Corp..............................................      345,000        1,083,769
 TOC Co., Ltd..........................................          950            6,536
 Taiheiyo Cement Corp..................................      746,000        1,467,397
 #Taisei Corp..........................................    1,325,000        2,813,768
 Takara Standard Co., Ltd..............................      175,000          899,104
 #Takashimaya Co., Ltd.................................      214,000        1,803,141
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,039,409
 Teijin, Ltd...........................................      917,000        4,110,054
 Teikoku Oil Co., Ltd..................................      346,000        1,195,263
 Toda Corp.............................................      418,000        1,587,160
 Toho Bank, Ltd........................................      240,000        1,087,439
 Tokuyama Corp.........................................      248,000          944,091
 Tokyo Style Co., Ltd..................................      133,000        1,184,420
 *Tokyo Tomin Bank, Ltd................................       30,900          922,298
 Tostem Corp...........................................      188,000        3,376,033
 Toto, Ltd.............................................      247,000        1,510,740
                                                               SHARES          VALUE+
                                                               ------          ------
 Toyo Seikan Kaisha, Ltd...............................      287,600   $    5,150,539
 Toyo Suisan Kaisha, Ltd...............................      116,000          896,805
 #Toyo Trust & Banking Co., Ltd........................      715,000        3,792,434
 Toyobo Co., Ltd.......................................      468,000          677,829
 Toyota Auto Body Co., Ltd.............................       86,000          683,388
 #Toyota Tsusho Corp...................................      314,000          983,314
 UNY Co., Ltd..........................................        5,000           52,356
 Victor Co. of Japan, Ltd..............................      246,000        1,687,586
 Wacoal Corp...........................................      149,000        1,328,365
 Yamagata Bank, Ltd....................................      153,700          782,150
 #Yamaguchi Bank.......................................      133,000        1,145,373
 Yamaha Corp...........................................        3,000           27,480
 Yamatake-Honeywell Co., Ltd...........................       87,000          634,291
 *Yasuda Trust & Banking Co., Ltd......................    1,434,000        2,764,573
 Yodogawa Steel Works, Ltd.............................      296,000          941,429
 Yokogawa Electric Corp................................      337,000        2,199,725
 Yokohama Rubber Co., Ltd..............................      404,000          937,006
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $490,065,450)..................................                   467,032,699
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $740,472).....................................                       741,992
                                                                       --------------
TOTAL -- JAPAN
  (Cost $490,805,922)..................................                   467,774,691
                                                                       --------------
UNITED KINGDOM -- (17.5%)
COMMON STOCKS -- (17.5%)
 Aggregate Industries P.L.C............................    1,300,668        1,465,648
 *Allied Domecq P.L.C. (New)...........................      146,994          781,372
 Anglian Water P.L.C...................................      151,281        1,595,068
 Antofagasta Holdings P.L.C............................       38,000          255,104
 Arjo Wiggins Appleton P.L.C...........................      814,500        2,477,771
 Associated British Foods P.L.C........................      766,096        3,816,078
 Associated British Ports Holdings P.L.C...............      375,400        1,778,762
 BAA P.L.C.............................................    1,083,993        7,656,968
 BG P.L.C..............................................    2,574,617       13,511,537
 BOC Group P.L.C.......................................      143,513        2,955,469
 BPB P.L.C.............................................      458,500        2,404,373
 Barclays P.L.C........................................      352,777       10,169,873
 Barratt Developments P.L.C............................      226,000        1,090,656
 Bass P.L.C............................................      682,070        7,680,427
 Beazer Group P.L.C....................................      239,257          558,263
 Berkeley Group P.L.C..................................      122,792        1,291,753
 Blue Circle Industries P.L.C..........................      338,731        1,940,852
 Britannic P.L.C.......................................      181,600        3,065,903
 British Airways P.L.C.................................      935,331        5,597,589
 British Land Co. P.L.C................................      502,381        3,620,666
 British Vita P.L.C....................................      216,100          831,206
 Brixton Estate P.L.C..................................      235,685          852,108
 Burford Holdings P.L.C................................      337,000          571,632
 CGU P.L.C.............................................    1,226,541       18,558,479
 Capital Shopping Centres P.L.C........................      395,375        2,484,236
 Caradon P.L.C.........................................      214,000          550,456
 Carillion P.L.C.......................................      194,858          346,043
 Chelsfield P.L.C......................................      236,036        1,234,953
 Chorion P.L.C.........................................       98,404           62,692
 Cookson Group P.L.C...................................      598,560        2,357,115
 *Corus Group P.L.C....................................    2,724,027        5,531,696
 Enterprise Oil P.L.C..................................      354,000        2,537,187
 Glynwed International P.L.C...........................      140,000          497,244

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Great Portland Estates P.L.C..........................      197,275   $      596,984
 Great Universal Stores P.L.C..........................      814,600        5,455,658
 Greenalls Group P.L.C.................................      255,461        1,196,213
 Hammerson P.L.C.......................................      280,000        2,040,262
 Hanson P.L.C..........................................      400,000        3,335,135
 Hilton Group P.L.C....................................    1,251,117        4,015,223
 Hyder P.L.C...........................................       90,415          616,341
 Imperial Chemical Industries P.L.C....................      300,000        3,058,003
 Invensys P.L.C........................................      379,594        1,765,383
 Johnson Matthey P.L.C.................................      178,000        1,885,291
 Lasmo P.L.C...........................................      936,935        1,850,410
 Lex Service P.L.C.....................................      121,933          922,469
 Lonmin P.L.C..........................................      232,440        2,087,982
 Marks & Spencer P.L.C.................................      158,500          634,898
 Mersey Docks & Harbour Co. P.L.C......................       53,050          374,728
 Meyer International P.L.C.............................      102,281          608,446
 Millennium and Copthorne Hotels P.L.C.................      219,300        1,336,001
 National Westminster Bank P.L.C.......................    1,145,655       26,293,872
 Norwich Union P.L.C...................................      871,000        6,155,924
 Peel Holdings P.L.C...................................       45,400          415,777
 Peninsular & Oriental Steam Navigation Co.............       68,000          997,482
 Pilkington P.L.C......................................    1,094,837        1,525,788
 Pillar Property P.L.C.................................       21,250          108,304
 Powergen P.L.C........................................      443,177        3,808,074
 RMC Group P.L.C.......................................      252,000        3,078,454
 Rank Group P.L.C......................................      793,530        2,474,012
 Rexam P.L.C...........................................      402,813        1,599,099
 Rio Tinto P.L.C.......................................      624,863       12,241,274
 Rolls-Royce P.L.C.....................................      331,808        1,006,743
 Royal & Sun Alliance Insurance Group P.L.C............    1,446,370        8,880,563
 Rugby Group P.L.C.....................................      549,000        1,112,671
 Safeway P.L.C.........................................    1,069,564        3,142,967
 Sainsbury (J.) P.L.C..................................    1,547,284        7,627,240
 Scottish & Newcastle P.L.C............................      322,000        2,464,257
 Severn Trent P.L.C....................................      210,597        2,636,401
 Shell Transport & Trading Co., P.L.C..................    1,800,000       13,818,352
 Signet Group P.L.C....................................      803,000          773,762
 Slough Estates P.L.C..................................      399,400        2,220,088
 Smith (David S.) Holdings P.L.C.......................      298,000          821,106
 Somerfield P.L.C......................................      165,142          227,515
 South West Water P.L.C................................       44,765          578,937
 Tarmac P.L.C..........................................      197,367        1,741,495
 Tate & Lyle P.L.C.....................................      443,200        3,022,970
 Taylor Woodrow P.L.C..................................      396,277          949,887
 Tesco P.L.C...........................................    4,395,931       11,867,446
 Thames Water P.L.C....................................      165,347        2,295,094
 Thistle Hotels P.L.C..................................      466,707        1,319,409
 Trinity P.L.C.........................................      220,450        1,929,365
 Unigate P.L.C.........................................      233,600        1,117,101
 Unilever P.L.C........................................      800,000        5,835,689
 United Assurance Group P.L.C..........................      335,000        1,947,486
 United Biscuits Holdings P.L.C........................      484,668        1,760,013
 United Utilities P.L.C................................      265,595        2,474,642
 Whitbread P.L.C.......................................      483,242        4,629,531
 Wilson Bowden P.L.C...................................       96,900        1,049,468
                                                               SHARES          VALUE+
                                                               ------          ------
 Wimpey (George) P.L.C.................................      348,650   $      696,899
 Wolseley P.L.C........................................      100,678          741,222
 Yorkshire Water P.L.C.................................      161,510          874,611
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $245,539,711)..................................                   290,169,596
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $360).........................................                           356
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $245,540,071)..................................                   290,169,952
                                                                       --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France SA)...............       82,914        4,558,283
 Banque Nationale de Paris.............................      324,843       29,764,301
 *Banque Nationale de Paris Certified Value Rights
   07/15/02............................................       58,864          252,488
 Bongrain SA...........................................        1,653          524,281
 Christian Dior SA.....................................       31,100        5,589,583
 Colas SA..............................................        5,070          994,438
 Credit Commercial de France...........................       30,000        3,655,000
 Eridania Beghin-Say SA................................       18,900        2,112,348
 Esso SA...............................................        8,476          640,078
 *#Euro Disney SCA.....................................      758,586          695,068
 Faurecia SA...........................................        6,750          375,506
 Fonciere Lyonnaise SA.................................        2,168          279,197
 Fromageries Bel la Vache qui Rit......................          275          192,857
 GTM Entrepose.........................................       21,077        1,995,944
 Generale des Establissements Michelin SA Series B.....       59,300        2,376,395
 Groupe Danone.........................................       42,500        9,855,159
 Hachette Filipacchi Medias............................        6,500          334,438
 Imetal................................................       11,000        1,417,697
 LaFarge SA............................................       76,032        7,169,436
 Labinal SA............................................        6,400          702,404
 #Lyonnais des Eaux SA.................................       30,000        4,419,228
 Pechiney SA Series A..................................       55,475        3,214,574
 Pernod-Ricard.........................................       38,900        2,216,904
 Peugeot SA............................................       37,150        7,275,439
 #Rallye SA............................................       17,220        1,213,702
 *Remy Cointreau SA....................................       27,400          551,774
 Rhone-Poulenc SA Series A.............................      156,000        9,660,075
 SEB SA................................................        9,000          518,345
 Saint-Gobain..........................................       65,436       11,134,846
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................          200           33,207
 Societe Generale Paris................................       70,432       15,176,254
 Sophia SA.............................................        7,700          303,221
 Thomson-CSF...........................................       87,203        2,529,621
 *Total SA.............................................      224,612       29,875,635
 Union Assurances Federales SA.........................        7,500          906,198
 Usinor................................................      167,800        2,568,126
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $99,988,048)...................................                   165,082,050
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
RIGHTS/WARRANTS -- (0.0%)
 *AGF (Assurances Generales de France SA) Warrants
   06/15/00............................................       41,214   $      145,242
 *Fonciere Lyonnaise SA Warrants 07/30/02..............          868              271
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,303)......................................                       145,513
                                                                       --------------
TOTAL -- FRANCE
  (Cost $100,168,351)..................................                   165,227,563
                                                                       --------------
GERMANY -- (9.6%)
COMMON STOCKS -- (9.6%)
 AGIV AG fuer Industrie & Verkehrswesen................       57,800        1,073,754
 #BASF AG..............................................      640,050       29,419,512
 BHW Holding AG, Berlin................................      167,300        2,947,914
 *Bankgesellschaft Berlin AG...........................      233,550        3,644,957
 Bayer AG..............................................      168,100        7,083,436
 Bayerische Vereinsbank AG.............................      290,000       17,987,031
 Berliner Kraft & Licht Bewag AG.......................      177,600        2,011,760
 Bilfinger & Berger Bau AG, Mannheim...................       46,500          856,811
 Commerzbank AG........................................      408,050       13,147,529
 Continental AG........................................       44,100          870,313
 DBV Holding AG........................................       44,000        2,259,455
 Deutsche Bank AG......................................      359,305       23,389,049
 Deutsche Lufthansa AG.................................      305,250        6,731,015
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        3,499,295
 Dresdner Bank AG......................................      331,200       15,340,126
 Dyckerhoff AG.........................................       22,750          733,014
 FPB Holding AG........................................        5,789          932,619
 Fresenius Medical Care AG.............................       37,600        3,070,361
 GEA AG................................................       11,799          356,408
 #Heidelberger Zement AG, Heidelberg...................       27,170        2,051,784
 Hochtief AG...........................................       91,150        3,482,966
 *Holzmann (Philipp) AG................................        1,860           48,318
 Karstadt Quelle AG....................................       70,000        2,382,295
 Linde AG..............................................       76,000        3,787,909
 *#MAN AG..............................................      140,000        4,257,119
 Merck KGAA............................................       58,000        1,751,984
 PWA Papierwerke Waldhof-Aschaffenburg AG..............        3,550          714,890
 *Thyssen Krupp AG.....................................      108,750        2,797,699
 Vereins & Westbank AG.................................       73,187        2,092,826
                                                                       --------------
TOTAL -- GERMANY
  (Cost $121,446,796)..................................                   158,722,149
                                                                       --------------
NETHERLANDS -- (7.1%)
COMMON STOCKS -- (7.1%)
 ABN Amro Holding NV...................................    1,320,538       32,137,222
 Asr Verzekeringsgroep NV..............................       41,171        2,379,491
 Buhrmann NV...........................................       80,524        1,265,637
 DSM NV................................................      124,392        4,258,456
 Fortis (NL)...........................................      558,051       19,121,265
 Ing Groep NV..........................................      732,972       41,218,420
 KLM (Koninklijke Luchtvaart Mij) NV...................       61,019        1,492,980
 Koninklijke KPN NV....................................       20,966        1,167,419
 *Koninklijke Vopak NV.................................       38,986        1,026,505
                                                               SHARES          VALUE+
                                                               ------          ------
 NV Holdingsmij de Telegraaf...........................        6,800   $      132,144
 *Philips Electronics NV...............................      101,200       12,314,249
 Vendex NV (non-food)..................................       11,391          300,500
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $58,429,322)...................................                   116,814,288
                                                                       --------------
SWITZERLAND -- (6.7%)
COMMON STOCKS -- (6.7%)
 Ascom Holding AG, Bern................................        1,410        3,000,132
 Baloise-Holding, Basel................................       26,676       21,412,836
 Banque Cantonale Vaudois..............................        5,795        1,784,893
 Bobst SA, Prilly......................................          513          596,556
 Ciba Spezialitaetenchemie Holding AG..................        2,100          151,803
 Financiere Richemont AG...............................        8,973       20,022,975
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        4,036,804
 Helvetia Patria Holding, St. Gallen...................        4,830        3,734,348
 Holderbank Financiere Glarus AG, Glarus...............          936        1,172,589
 Intershop Holding AG, Zuerich.........................        5,400        3,211,053
 Jelmoli Holding AG, Zuerich...........................          500          557,867
 *#Oerlikon-Buehrle Holding AG, Zuerich................       44,781        7,684,560
 Pargesa Holding SA, Geneve............................        1,935        3,101,585
 Roche Holding AG, Basel...............................          892       14,886,478
 Sairgroup, Zuerich....................................       37,480        7,715,667
 Schindler Holding AG, Hergiswil.......................        3,469        5,047,983
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        4,431,311
 Sika Finanz AG, Baar..................................        1,280          411,948
 *Sulzer AG, Winterthur................................        8,280        5,157,824
 United Bank of Switzerland............................        7,000        1,914,035
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $83,540,662)...................................                   110,033,247
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $195).........................................                           191
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $83,540,857)...................................                   110,033,438
                                                                       --------------
ITALY -- (4.1%)
COMMON STOCKS -- (4.1%)
 #Banca Commerciale Italiana SpA.......................    3,565,000       18,127,240
 #Banca di Roma........................................    7,168,500        9,599,767
 Banca Toscana.........................................      607,000        2,163,579
 *Beni Stabili SpA, Roma...............................      500,000          175,702
 CIR SpA (Cie Industriale Riunite), Torino.............      885,000        2,129,717
 Cartiere Burgo SpA....................................      235,000        1,597,175
 *Fabbrica Italiana Magneti Marelli SpA................      350,000        1,180,575
 Fiat SpA..............................................      399,789       10,933,051
 Ifil Finanziaria Partecipazioni SpA...................      510,187        3,955,496
 #Italcementi Fabbriche Riunite Cemento SpA, Bergamo...      364,000        4,453,059
 #Montedison SpA.......................................    2,836,600        4,341,327
 #San Paolo-Imi SpA....................................      500,000        6,242,700

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 #Sirti SpA............................................       25,000   $      151,285
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................      168,350        1,879,860
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $46,599,116)...................................                    66,930,533
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Finmeccanica SpA Warrants 06/30/00...................    2,406,375          107,821
                                                                       --------------
TOTAL -- ITALY
  (Cost $46,599,116)...................................                    67,038,354
                                                                       --------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Aceralia Corporacion Siderurgica SA...................       22,500          263,477
 Acerinox SA...........................................      154,740        4,759,865
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        3,031,640
 Autopistas Concesionaria Espanola SA..................      453,789        4,646,818
 Azucarera Ebro Agricolas SA...........................      111,600        1,794,527
 Banco Pastor SA, La Coruna............................       39,600        1,512,771
 Cementos Portland SA..................................       26,000          650,550
 Cia Espanola de Petroleous SA.........................      449,382        4,524,769
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          619,523
 Cristaleria Espanola SA, Madrid.......................       40,544        1,694,164
 ENDESA SA, Madrid.....................................      190,892        3,786,472
 Grupo Dragados SA, Madrid.............................      456,567        4,183,374
 Hidroelectrica del Cantabrico SA......................      299,700        4,300,138
 Iberdrola SA..........................................      535,000        7,455,395
 Metrovacesa SA........................................       94,462        1,678,737
 Union Electrica Fenosa SA.............................      230,000        3,876,717
 Vallehermoso SA.......................................      240,000        1,783,398
                                                                       --------------
TOTAL -- SPAIN
  (Cost $46,334,105)...................................                    50,562,335
                                                                       --------------
AUSTRALIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 Amcor, Ltd............................................      505,844        2,195,589
 #Boral, Ltd...........................................    1,040,426        1,541,019
 CSR, Ltd..............................................      842,897        2,020,025
 Colonial, Ltd.........................................      242,133          965,078
 *GIO Australia Holdings, Ltd..........................      161,533          251,575
 Goodman Fielder, Ltd..................................      329,786          295,592
 MIM Holdings..........................................    1,407,905        1,172,426
 Mayne Nickless, Ltd...................................       92,828          241,938
 News Corp., Ltd.......................................    1,169,358       10,116,878
 Normandy Mining, Ltd..................................      460,290          330,637
 North, Ltd............................................      420,283          825,546
 Pacific Dunlop, Ltd...................................      756,467        1,014,643
 *Pasminco, Ltd........................................      292,385          278,796
 Pioneer International, Ltd............................      658,231        1,928,946
 Quantas Airways, Ltd..................................      906,085        2,378,811
 Rio Tinto, Ltd........................................      497,496        8,712,687
 Santos, Ltd...........................................      157,503          420,513
 #St. George Bank, Ltd.................................      120,080          731,269
 Stockland Trust Group.................................      162,426          340,730
 Suncorp-Metway Limited................................       52,500          271,326
                                                               SHARES          VALUE+
                                                               ------          ------
 WMC, Ltd..............................................      844,189   $    3,874,519
 Westpac Banking Corp..................................      715,661        4,815,475
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $40,727,467)...................................                    44,724,018
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $12,183)......................................                        12,077
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $126).........................................           92              173
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $40,739,776)...................................                    44,736,268
                                                                       --------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Assidomaen AB.........................................      213,850        3,597,272
 *#Boliden, Ltd........................................       57,213          154,793
 Fastighets AB Balder..................................        8,000           95,047
 Gambro AB Series A....................................       42,500          439,946
 *Gambro AB Series B...................................       15,900          163,656
 Invik and Co..........................................           32            2,447
 Invik and Co. AB Series B.............................          360           28,796
 Kinnevik Industrifoervaltnings AB Series A............        3,200           79,049
 Kinnevik Industrifoervaltnings AB Series B............       36,000          927,416
 Mo Och Domsjoe AB Series A............................        6,300          204,540
 Mo Och Domsjoe AB Series B............................      118,300        3,868,633
 NCC AB Series A.......................................       45,400          469,966
 NCC AB Series B.......................................       95,000          988,997
 SSAB Swedish Steel Series A...........................      129,900        1,665,573
 SSAB Swedish Steel Series B...........................       48,000          604,161
 Skandinaviska Enskilda Banken Series A................      100,000          952,825
 Svedala Industri......................................       28,700          481,088
 Svenska Cellulosa AB Series A.........................       57,000        1,575,690
 #Svenska Cellulosa AB Series B........................      217,600        6,053,659
 Svenska Handelsbanken Series A........................      240,000        3,274,893
 *Svenska Kullagerfabriken AB
   Series A............................................       68,400        1,460,362
 Svenska Kullagerfabriken AB
   Series B............................................       89,700        1,999,538
 Sydkraft AB Series C..................................        6,600          117,233
 Trelleborg AB Series B................................      146,400        1,214,110
 Volvo AB Series A.....................................      192,600        4,644,491
 Volvo AB Series B.....................................      305,100        7,411,228
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $38,625,606)...................................                    42,475,409
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Skandinaviska Enskilda Banken Series A Rights
   12/14/99
   (Cost $0)...........................................      100,000          108,222
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $4,023).......................................                         3,950
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $38,629,629)...................................                    42,587,581
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
HONG KONG -- (2.4%)
COMMON STOCKS -- (2.4%)
 Amoy Properties, Ltd..................................    4,570,500   $    3,530,966
 HKR International, Ltd................................    1,077,384          690,148
 Hang Lung Development Co., Ltd........................    2,126,000        2,203,625
 Hysan Development Co., Ltd............................    1,683,822        2,005,471
 Kerry Properties, Ltd.................................    1,261,000        1,501,881
 New World Development Co., Ltd........................    1,932,105        3,831,158
 *Shangri-La Asia, Ltd.................................    2,982,000        3,494,038
 *Sino Hotels (Holdings), Ltd..........................      353,653           44,625
 Sino Land Co., Ltd....................................    4,915,200        2,341,647
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,098,710
 *Tsim Sha Tsui Properties, Ltd........................    1,174,000          748,259
 Wharf Holdings, Ltd...................................    3,776,914        9,580,361
 #Wheelock and Co., Ltd................................    3,243,000        3,298,774
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $53,728,027)...................................                    39,369,663
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $6,434).......................................                         6,440
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $53,734,461)...................................                    39,376,103
                                                                       --------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 Asko Oyj..............................................       20,000          318,176
 #Enso Oy Series A.....................................      172,971        2,438,272
 Enso Oy Series R......................................      300,000        4,262,153
 Kemira Oyj............................................      229,200        1,333,900
 Kesko Oyj.............................................      141,500        1,513,080
 #Metra Oyj Series B...................................       43,200          725,539
 #Metsa-Serla Oyj Series B.............................      337,500        3,330,279
 *Metso Oyj............................................      112,709        1,219,966
 Outokumpu Oyj Series A................................      301,300        3,412,970
 Rautaruukki Oy Series K...............................      237,100        1,408,524
 Upm-Kymmene Oyj.......................................       48,900        1,634,661
                                                                       --------------
TOTAL -- FINLAND
  (Cost $21,481,132)...................................                    21,597,520
                                                                       --------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
 Banque Bruxelles Lambert VVPR.........................          128                3
 *Bekaert SA...........................................       34,000        1,727,114
 Cimenteries CBR Cementsedrijoen.......................       11,500        1,175,289
 Cofinimmo SA..........................................          300           30,962
 Credit Communal Holding Dexia Belgium.................        5,400          880,825
 Electrafina SA........................................        8,000          902,976
 *Fortis AG............................................       32,270          136,467
 Fortis AG VVPR........................................      290,430            2,924
 Glaverbel SA..........................................       14,812        1,312,433
 Glaverbel SA VVPR.....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,085,988
 Nationale a Portefeuille..............................        4,029          354,966
 Sofina SA.............................................       10,500          396,568
 Solvay SA.............................................      101,490        7,561,984
 Suez Lyonnaise des Eaux...............................       19,080        2,806,786
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              192
                                                               SHARES          VALUE+
                                                               ------          ------
 *Suez Lyonnaise ds Eaux CVG...........................       19,080   $      230,537
 Tessenderlo Chemie....................................       14,400          643,763
 Union Miniere SA......................................       40,200        1,477,406
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $19,005,474)...................................                    20,727,183
                                                                       --------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
 Den Danske Bank A.S...................................       44,140        5,018,740
 *Forsikringsselskabet Codan A.S. Issue 99.............        2,554          201,009
 *Jyske Bank A.S.......................................       49,950          988,341
 Kapital Holdings A.S..................................       32,497        1,576,941
 Tele Danmark A.S......................................       60,000        3,865,817
 Unidanmark A.S. Series A..............................       72,884        5,524,632
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $13,665,852)...................................                    17,175,480
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $70)..........................................                            68
                                                                       --------------
TOTAL -- DENMARK
  (Cost $13,665,922)...................................                    17,175,548
                                                                       --------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Fraser & Neave, Ltd...................................      769,000        3,364,415
 Keppel Corp., Ltd.....................................    1,379,000        3,660,960
 Keppel Land, Ltd......................................      600,000          971,440
 Singapore Airlines, Ltd...............................       40,000          404,767
 Singapore Land, Ltd...................................    1,048,000        2,470,315
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $13,906,783)...................................                    10,871,897
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $2,101).......................................                         2,086
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $13,908,884)...................................                    10,873,983
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        1,563,121
 Den Norske Bank ASA Series A..........................      589,194        2,382,640
 *Kvaerner ASA.........................................       59,851        1,128,489
 Norsk Hydro ASA.......................................       31,700        1,238,661
 Norske Skogindustrier ASA Series A....................       52,781        2,337,375
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $10,772,768)...................................                     8,650,286
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $181).........................................                           174
                                                                       --------------
TOTAL -- NORWAY
  (Cost $10,772,949)...................................                     8,650,460
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       41,192        1,028,597

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Cimpor Cimentos de Portugal SA........................       85,253   $    1,334,814
 Portugal Telecom SA...................................      476,140        4,578,454
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $6,729,243)....................................                     6,941,865
                                                                       --------------
IRELAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Independent Newspapers P.L.C..........................      245,186        1,283,748
 Irish Permanent P.L.C.................................       37,534          374,146
 Jefferson Smurfit Group P.L.C.........................      877,165        2,384,656
                                                                       --------------
TOTAL -- IRELAND
  (Cost $3,512,365)....................................                     4,042,550
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bank Austria AG.......................................       47,110        2,490,783
 Voest-Alpine Stahl AG.................................       13,596          457,645
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $2,738,771)....................................                     2,948,428
                                                                       --------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Carter Holt Harvey, Ltd...............................    1,509,500        1,831,153
 *Lion Nathan, Ltd.....................................      476,400        1,056,272
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,178,163)....................................                     2,887,425
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $72)..........................................                            71
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,178,235)....................................                     2,887,496
                                                                       --------------
                                                               SHARES          VALUE+
                                                               ------          ------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency (Cost $476,119)........................                $      465,213
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.30%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   4.50%, 01/31/01, valued at $3,495,625) to be
   repurchased at $3,437,506.
   (Cost $3,437,000)...................................   $    3,437        3,437,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,425,959,953)++..............................                $1,652,873,615
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,426,309,289.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $  1,652,874
Collateral for Securities Loaned............................       126,556
Receivables
  Dividends, Interest and Tax Reclaims......................         5,660
  Investment Securities Sold................................         4,068
  Fund Shares Sold..........................................         1,477
Prepaid Expenses and Other Assets...........................            91
                                                              ------------
    Total Assets............................................     1,790,726
                                                              ------------

LIABILITIES:
Payable for Collateral on Securities Loaned.................       126,556
Payable for Securities Purchased............................         1,592
Payable for Fund Shares Redeemed............................         1,731
Accrued Expenses and Other Liabilities......................           470
                                                              ------------
    Total Liabilities.......................................       130,349
                                                              ------------

NET ASSETS..................................................  $  1,660,377
                                                              ============

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   125,974,987
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      13.18
                                                              ============

Investments at Cost.........................................  $  1,425,960
                                                              ============

COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................     1,333,432
Undistributed Net Investment Gain...........................         2,072
Undistributed Net Realized Gain.............................        98,528
Accumulated Net Realized Foreign Exchange Loss..............          (341)
Unrealized Appreciation of Investment Securities and Foreign
  Currency..................................................       226,914
Unrealized Net Foreign Exchange Loss........................          (228)
                                                              ------------
Total Net Assets............................................  $  1,660,377
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $3,879).......  $ 40,657
  Interest..................................................       781
  Income from Securities Lending............................     1,324
                                                              --------
      Total Investment Income...............................    42,762
                                                              --------

EXPENSES
  Investment Advisory Services..............................     3,481
  Accounting & Transfer Agent Fees..........................       839
  Custodian's Fee...........................................       465
  Legal Fees................................................        34
  Audit Fees................................................        29
  Shareholders' Reports.....................................        42
  Trustees' Fees and Expenses...............................         7
  Other.....................................................       114
                                                              --------
      Total Expenses........................................     5,011
                                                              --------
  NET INVESTMENT INCOME.....................................    37,751
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  Net Realized Gain on Investment Securities................   100,874
  Net Realized Loss on Foreign Currency Transactions........      (341)
  Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............    81,414
      Translation of Foreign Currency Denominated Amounts...      (368)
                                                              --------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY....   181,579
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $219,330
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                          YEAR                  YEAR
                                                                          ENDED                 ENDED
                                                                        NOV. 30,              NOV. 30,
                                                                          1999                  1998
                                                                       -----------           -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................           $   37,751            $   32,873
  Net Realized Gain on Investment Securities................              100,874                11,162
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................                 (341)                  895
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............               81,414               151,571
    Translation of Foreign Currency Denominated Amounts.....                 (368)                  158
                                                                       ----------            ----------

      Net Increase in Net Assets Resulting from
        Operations..........................................              219,330               196,659
                                                                       ----------            ----------

Distributions From:
  Net Investment Income.....................................              (42,454)              (39,352)
  Net Realized Gains........................................               (3,807)               (4,181)
                                                                       ----------            ----------
      Total Distributions...................................              (46,261)              (43,533)
                                                                       ----------            ----------

Capital Share Transactions (1):
  Shares Issued.............................................              145,300               161,527
  Shares Issued in Lieu of Cash Distributions...............               46,261                43,533
  Shares Redeemed...........................................             (424,502)             (220,023)
                                                                       ----------            ----------

      Net Decrease From Capital Share Transactions..........             (232,941)              (14,963)
                                                                       ----------            ----------

      Total Increase (Decrease).............................              (59,872)              138,163

NET ASSETS
  Beginning of Period.......................................            1,720,249             1,582,086
                                                                       ----------            ----------
  End of Period.............................................           $1,660,377            $1,720,249
                                                                       ==========            ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................               11,508                13,637
   Shares Issued in Lieu of Cash Distributions..............                3,655                 3,743
   Shares Redeemed..........................................              (33,103)              (18,668)
                                                                       ----------            ----------
                                                                          (17,940)               (1,288)
                                                                       ==========            ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                                YEAR           YEAR           YEAR           YEAR          YEAR
                                                ENDED          ENDED          ENDED          ENDED         ENDED
                                              NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                1999           1998           1997           1996          1995
                                             -----------    -----------    -----------    -----------    ---------
Net Asset Value, Beginning of Period.....    $    11.95     $    10.90     $    11.79     $    10.55     $  10.06
                                             ----------     ----------     ----------     ----------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..................          0.28           0.22           0.24           0.23         0.20
  Net Gains (Losses) on Securities
    (Realized and Unrealized)............          1.29           1.13          (0.67)          1.32         0.52
                                             ----------     ----------     ----------     ----------     --------
    Total from Investment Operations.....          1.57           1.35          (0.43)          1.55         0.72
                                             ----------     ----------     ----------     ----------     --------
LESS DISTRIBUTIONS
  Net Investment Income..................         (0.31)         (0.27)         (0.22)         (0.23)       (0.21)
  Net Realized Gains.....................         (0.03)         (0.03)         (0.24)         (0.08)       (0.02)
                                             ----------     ----------     ----------     ----------     --------
    Total Distributions..................         (0.34)         (0.30)         (0.46)         (0.31)       (0.23)
                                             ----------     ----------     ----------     ----------     --------
Net Asset Value, End of Period...........    $    13.18     $    11.95     $    10.90     $    11.79     $  10.55
                                             ==========     ==========     ==========     ==========     ========
Total Return.............................         13.27%         12.50%         (3.84)%        14.85%        7.20%

Net Assets, End of Period (thousands)....    $1,660,377     $1,720,249     $1,582,086     $1,356,852     $609,386
Ratio of Expenses to Average Net
  Assets.................................          0.29%          0.29%          0.32%          0.36%        0.42%
Ratio of Net Investment Income to Average
  Net Assets.............................          2.17%          1.90%          2.09%          2.23%        2.14%
Portfolio Turnover Rate..................          5.80%         15.41%         22.55%         12.23%        9.75%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1999.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $ 98,879
Sales......................................................   349,360

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $ 413,380
Gross Unrealized Depreciation.............................   (186,816)
                                                            ---------
    Net...................................................  $ 226,564
                                                            =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1999.

G. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1999 was reinvested into overnight repurchase agreements with Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1999, the market value of securities on loan to brokers was $119,398,258, the related collateral cash received was $126,555,611 and the value of collateral on overnight repurchase agreements was $154,412,408.

F. MALAYSIA

    During the year ended November 30, 1999 the Series repatriated funds from Malaysia. In accordance with the Malaysian government's repatriation tax regime, the Series paid repatriation taxes based on the market value at August 31, 1998 of securities sold as follows: a 30% tax on repatriations between September 1, 1998 and April 1, 1999, a 20% tax on repatriations between April 1, 1999 and June 1, 1999 and a 10% tax on repatriations between June 1, 1999 and September 1, 1999. Realized gains and losses on the sale of Malaysian securities have been recorded net of applicable repatriation taxes for financial statement purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000